Dear Shareholders:

Investment Results - Annual Fiscal Period Ended June 30, 1999.

The Industry Leaders Fund(R) (the "Fund") ended its first fiscal year with a total return of 7.70% for both "I" and "D" classes of Fund shares. The Fund's performance compared to the Industry Leaders Strategy Model(TM) ("Strategy
Model") was slightly better than would be expected by the hypothetical performance methodology of the Strategy Model described in the Prospectus dated March 12, 1999. When hypothetical results were presented in our Prospectus, hypothetical performance included 2% of Fund assets held in cash. We attempted to be fully invested and benefited from this position, yet for conservative historical purposes continue to use the 2% cash position for our hypothetical analysis.

During the period of time from inception on March 17, 1999 to the close of the first fiscal year on June 30, 1999, both classes lagged the benchmark large value S&P BARRA Value Index by 0.96% and The Russell 1000 Value Index by 0.91%.

We are pleased with our management of the Fund relative to the Strategy Model, and will continue to remain as fully invested as reasonably possible.

------------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                             The Industry        The Industry
Comparative Investment       Leaders Fund        Leaders Fund      S&P BARRA Value       Russell 1000      Industry Leaders
Returns (a)(b)                Class "I"           Class "D"             Index            Value Index      Strategy Model(d)
------------------------- ------------------- ------------------- ------------------- ------------------- -------------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------------
Last Quarter (c)                10.01%              10.01%              10.76%              11.28%              10.07%
------------------------- ------------------- ------------------- ------------------- ------------------- -------------------
------------------------- ------------------- ------------------- ------------------- ------------------- -------------------
Inception to 6/30/99            7.70%               7.70%               8.66%               8.61%               7.71%
------------------------- ------------------- ------------------- ------------------- ------------------- -------------------

(a)  Past performance is not indicative of future performance
(b) Both Classes of The Industry Leaders Fund(R) are net of all expenses, versus the gross market benchmarks (The S&P BARRA Value Index and the Russell 1000 Value Index). Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.
(c)  Last Quarter 4/1/99 to 6/29/99.
(d) Results of Industry Leaders Strategy Model(TM) without expenses and 2% in cash as calculated in Prospectus.

Outlook
Our long-term outlook for financial assets remains cautiously optimistic as we continue to traverse through a period of interest rate uncertainty and seemingly uninterruptible economic growth. The upcoming 18 months will be quite eventful as Y2K passes and the national election cycle enters the home stretch. We do stress the importance of proper asset allocation between stocks, bonds and cash and believe all investors should consider the risk to equity investing and balance that risk with proper asset allocation..

We look forward to our first full fiscal year and thank you for your confidence in The Industry Leaders Fund(R), and as always, we welcome your questions and comments.

Sincerely,



Gerald P. Sullivan
President and Chief Investment Officer

Industry Leaders Fund(R)
Schedule of Investments - June 30, 1999


Common Stocks - 99.5%                                            Shares                        Value

AEROSPACE & DEFENSE - 1.3%
Aerospace & Defense - 1.3%
Boeing Co.                                                         820                       $ 36,234
                                                                                            ----------
BASIC INDUSTRIES - 7.8%
Chemicals - 1.5%
duPont (EI) de NeMours                                             320                         21,860
Praxair, Inc.                                                      380                         18,596
                                                                                            ----------
                                                                                               40,456
                                                                                            ----------
Iron & Steel - 0.2%
USX-U.S. Steel Group                                               200                          5,400
                                                                                            ----------
Manufacturers - Diversified - 3.2%
Illinois Tool Works, Inc.                                          100                          8,200
Minnesota Mining & Manufacturing Co.                               230                         19,996
Tenneco, Inc.                                                      250                          5,969
Tyco International, Inc.                                           537                         50,881
                                                                                            ----------
                                                                                               85,046
                                                                                            ----------
Metals & Mining - 1.2%
Alcoa, Inc.                                                        325                         20,109
Barrick Gold                                                       430                          8,331
Nucor Corp.                                                        110                          5,218
                                                                                            ----------
                                                                                               33,658
                                                                                            ----------
Packaging & Containers - 0.3%
Crown Cork & Seal, Inc.                                            260                          7,410
                                                                                            ----------
Paper & Forest Products - 1.4%
International Paper, Inc.                                          765                         38,632
                                                                                            ----------
   TOTAL  BASIC  INDUSTRIES                                                                   210,602
                                                                                            ----------
CONSTRUCTION & REAL ESTATE - 0.7%
Building Materials - 0.4%
LaFarge Corp.                                                      130                          4,607
Masco Corp.                                                        250                          7,219
                                                                                            ----------
                                                                                               11,826
                                                                                            ----------
Construction - 0.3%
Centex Corp.                                                       140                          5,259
Clayton Homes, Inc.                                                200                          2,287
                                                                                            ----------
                                                                                                7,546
                                                                                            ----------
   TOTAL  CONSTRUCTION  &  REAL  ESTATE                                                        19,372

DURABLES - 3.3%
Autos & Auto Parts - 2.2%
Ford Motor Co.                                                     740                         41,764
Goodyear Tire & Rubber Co.                                         100                          5,881

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)
Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued                                        Shares                        Value

DURABLES - continued
Autos & Auto Parts - continued
Magna International - Class A                                      180                       $ 10,215
                                                                                            ----------
                                                                                               57,860
                                                                                            ----------
Consumer Durables - 0.3%
Whirlpool Corp.                                                    100                          7,400
                                                                                            ----------
Home Furnishings - 0.2%
Leggett & Platt, Inc.                                              180                          5,006
                                                                                            ----------
Textiles & Apparel - 0.6%
Nike, Inc. - Class B                                               100                          6,331
Springs Industries, Inc. - Class A                                 100                          4,363
V.F. Corp.                                                         150                          6,413
                                                                                            ----------
                                                                                               17,107
                                                                                            ----------
   TOTAL  DURABLES                                                                             87,373
                                                                                            ----------
ENERGY - 7.1%
Energy Services - 1.2%
Schlumberger Ltd.                                                  500                         31,844
                                                                                            ----------
Oil & Gas - 5.9%
Burlington Resources, Inc.                                         190                          8,218
Exxon Corp.                                                        810                         62,471
Mobil Corp.                                                        280                         27,720
Royal Dutch Petroleum ADR                                        1,020                         61,455
                                                                                            ----------
                                                                                              159,864
                                                                                            ----------
   TOTAL  ENERGY                                                                              191,708
                                                                                            ----------
FINANCE - 26.2%
Banks - 11.4%
Bank of America Corp.                                              840                         61,582
Bank One Corp.                                                   1,040                         61,945
Chase Manhattan, Inc.                                              750                         64,969
Citigroup, Inc.                                                  1,260                         59,850
Wells Fargo, Inc.                                                1,360                         58,140
                                                                                            ----------
                                                                                              306,486
                                                                                            ----------
Diversified - 1.2%
Equitable Cos., Inc.                                               500                         33,500
                                                                                            ----------
Federal Sponsored Credit - 1.8%
Fannie Mae                                                         710                         48,546
                                                                                            ----------
Insurance - 9.6%
Aetna, Inc.                                                        500                         44,719

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)
Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued                                        Shares                        Value
FINANCE - continued
Insurance - continued
Allstate Corp.                                                   1,630                       $ 58,476
American International Group                                       480                         56,190
Berkshire Hathaway, Inc. - Class B (a)                              26                         58,240
CNA Financial, Inc. (a)                                            110                          4,434
Loews Corp.                                                        470                         37,189
                                                                                            ----------
                                                                                              259,248
                                                                                            ----------
REITs - 0.6%
Equity Residential Properties Trust                                360                         16,222
                                                                                            ----------
Securities Industry - 1.6%
Morgan Stanley, Dean Witter & Co.                                  410                         42,025
                                                                                            ----------
   TOTAL  FINANCE                                                                             706,027
                                                                                            ----------
HEALTH - 4.7%
Diversified - 2.3%
American Home Products, Inc.                                       260                         14,950
Johnson & Johnson, Inc.                                            470                         46,060
                                                                                            ----------
                                                                                               61,010
                                                                                            ----------
Drugs & Pharmaceuticals - 2.4%
Merck & Co., Inc.                                                  875                         64,750
                                                                                            ----------
   TOTAL  HEALTH                                                                              125,760
                                                                                            ----------
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
Electrical Equipment - 2.4%
Applied Materials, Inc. (a)                                        100                          7,387
General Electric, Inc.                                             500                         56,500
                                                                                            ----------
                                                                                               63,887
                                                                                            ----------
Industrial Machinery & Equipment - 1.2%
Caterpillar, Inc.                                                  540                         32,400
                                                                                            ----------
Pollution Control - 0.3%
Waste Management                                                   170                          9,138
                                                                                            ----------
   TOTAL  INDUSTRIAL  MACHINERY  &  EQUIPMENT                                                 105,425
                                                                                            ----------
MEDIA & LEISURE - 4.6%
Entertainment - 2.2%
Disney (Walt) Co.                                                1,930                         59,468
                                                                                            ----------
Lodging & Gaming - 1.1%
Carnival Corp.                                                     360                         17,460
Park Place Entertainment Corp. (a)                               1,250                         12,109
                                                                                            ----------
                                                                                               29,569
                                                                                            ----------

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)
Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued                                        Shares                        Value

MEDIA & LEISURE - continued
Publishing - 0.7%
Gannett Co., Inc.                                                  180                       $ 12,847
McGraw-Hill Companies                                              100                          5,394
                                                                                            ----------
                                                                                               18,241
                                                                                            ----------
Restaurants - 0.6%

McDonald's Corp.                                                   390                         16,112
                                                                                            ----------
   TOTAL  MEDIA  &  LEISURE                                                                   123,390
                                                                                            ----------
NON-DURABLES - 4.8%
Beverages - 1.2%
Coca-Cola Co.                                                      280                         17,500
Seagram Co. Ltd.                                                   300                         15,112
                                                                                            ----------
                                                                                               32,612
                                                                                            ----------
Foods - 1.7%
Unilever N.V. (New)                                                658                         45,896
                                                                                            ----------
Household Products - 1.2%
Gillette Co.                                                       100                          4,100
Procter & Gamble, Inc.                                             300                         26,775
                                                                                            ----------
                                                                                               30,875
                                                                                            ----------
Tobacco - 0.7%
Philip Morris Cos.                                                 500                         20,094
                                                                                            ----------
   TOTAL  NON-DURABLES                                                                        129,477
                                                                                            ----------
RETAIL & WHOLESALE - 5.7%
Department Stores - 0.2%
Penney (J.C.)                                                      100                          4,856
                                                                                            ----------
Drug Stores - 0.4%

Walgreen Co.                                                       350                         10,281
                                                                                            ----------
General Merchandise Stores - 2.4%
Wal-Mart Stores, Inc.                                            1,360                         65,620
                                                                                            ----------
Grocery Stores - 0.6%
Safeway, Inc. (a)                                                  310                         15,345
                                                                                            ----------
Specialty - 2.1%
AutoNation, Inc. (a)                                             1,000                         17,813
Home Depot, Inc.                                                   150                          9,666
Sysco Corp.                                                        140                          4,174
Toys R Us, Inc. (a)                                              1,225                         25,342
                                                                                            ----------
                                                                                               56,995
                                                                                            ----------
   TOTAL  RETAIL  &  WHOLESALE                                                                153,097
                                                                                            ----------

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)
Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued                                        Shares                        Value

SERVICES - 0.7%
Advertising - 0.3%
Interpublic Group                                                  100                        $ 8,662
                                                                                            ----------
Educational Services - 0.1%
Sylvan Learning Systems, Inc. (a)                                  100                          2,719
                                                                                            ----------
Leasing & Rental - 0.3%
Hertz Corp. - Class A                                              130                          8,060
                                                                                            ----------
   TOTAL  SERVICES                                                                             19,441
                                                                                            ----------
TECHNOLOGY - 11.1%
Communications Equipment - 1.5%
Harris Corp.                                                       320                         12,540
Lucent Technologies, Inc.                                          400                         26,975
                                                                                            ----------
                                                                                               39,515
                                                                                            ----------
Computer Services & Software - 3.0%
America Online, Inc. (a)                                           100                         11,050
IMS Health, Inc.                                                   100                          3,125
Microsoft, Inc. (a)                                                740                         66,739
                                                                                            ----------
                                                                                               80,914
                                                                                            ----------
Computers & Office Equipment - 3.5%
Hewlett-Packard Co.                                                280                         28,140
International Business Machines, Inc.                              520                         67,210
                                                                                            ----------
                                                                                               95,350
                                                                                            ----------
Electronics - 2.3%
Intel Corp.                                                      1,020                         60,690
                                                                                            ----------
Photography & Imaging - 0.8%
Eastman Kodak, Inc.                                                120                          8,130
Xerox Corp.                                                        240                         14,175
                                                                                            ----------
                                                                                               22,305
                                                                                            ----------
   TOTAL  TECHNOLOGY                                                                          298,774
                                                                                            ----------
TRANSPORTATION - 2.2%
Air Transportation - 0.9%
AMR Corp. (a)                                                      340                         23,205
                                                                                            ----------
Railroads - 1.2%
Burlington Northern Santa Fe, Inc.                               1,065                         33,015
                                                                                            ----------
Shipping - 0.1%
Overseas Shipholding Group                                         100                          1,288
                                                                                            ----------
   TOTAL  TRANSPORTATION                                                                       57,508
                                                                                            ----------

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)
Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued                                        Shares                        Value

UTILITIES - 15.4%
Electric Utility - 6.1%
AES Corp. (a)                                                      100                        $ 5,813
Duke Energy, Inc.                                                  300                         16,313
PG&E Corp.                                                         840                         27,300
Southern Co.                                                     2,155                         57,107
Texas Utilities, Inc.                                            1,385                         57,131
                                                                                            ----------
                                                                                              163,664
                                                                                            ----------
Natural Gas - 1.7%
Enron Corp.                                                        420                         34,335
KeySpan Corp.                                                      470                         12,396
                                                                                            ----------
                                                                                               46,731
                                                                                            ----------
Telephone Services - 7.5%
AT&T Corp.                                                       1,025                         57,208
Bell Atlantic Corp.                                                225                         14,709
BellSouth Corp.                                                  1,345                         63,047
MCI WorldCom (a)                                                   620                         53,359
SBC Communications, Inc.                                           240                         13,920
                                                                                            ----------
                                                                                              202,243
                                                                                            ----------
Water - 0.1%
American Water Works, Inc.                                         100                          3,075
                                                                                            ----------
   TOTAL  UTILITIES                                                                           415,713
                                                                                            ----------
TOTAL COMMON STOCKS (Cost $2,535,787)                                                       2,679,901

                                                                Principal
                                                                 Amount                        Value
Money Market Securities - 0.4%
Fiduciary Money Market Fund, 3.76% (b)
   (Cost $12,575)                                             $ 12,575                         12,575
                                                                                            ----------
TOTAL INVESTMENTS - 99.9% (Cost $2,548,362)                                                 2,692,476
                                                                                            ----------
Other assets less liabilities - 0.1%                                                            1,471
                                                                                            ----------
TOTAL NET ASSETS - 100.0%                                                                 $ 2,693,947
                                                                                          ============

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 1999

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)                                           June 30, 1999
Statement of Assets & Liabilities

Assets
Investment in securities (cost $2,548,362)                           $ 2,692,476
Cash                                                                         100
Receivable for fund shares sold                                           60,000
Dividends receivable                                                       3,010
Interest receivable                                                           43
                                                                     -----------
   Total assets                                                        2,755,629

Liabilities
Accrued investment advisory fee payable                     $ 1,456
Accrued distribution fee payable                                226
                                                        -----------

   Total liabilities                                                       1,682
                                                                     -----------

Net Assets                                                           $ 2,753,947
                                                                     ===========

Net Assets consist of:
Paid in capital                                                      $ 2,580,900
Accumulated undistributed net investment income                            7,878
Accumulated undistributed net realized gain on investments                21,055
Net unrealized appreciation on investments                               144,114
                                                                      ----------

Net Assets                                                           $ 2,753,947
                                                                      ==========


Class D:
Net Asset Value, offering price and redemption
   price per share ($1,130,407 / 105,000 shares)                         $ 10.77
                                                                      ==========

Class I:
Net Asset Value, offering price and redemption
   price per share ($1,623,540 / 150,769 shares)                         $ 10.77
                                                                      ==========

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)
Statement of Operations for the period March 17, 1999
   (Commencement of Operations) to June 30, 1999

Investment Income
Dividend income                                                         $ 13,243
Interest income                                                              268
                                                                      ----------
Total Income                                                              13,511


Expenses
Investment advisory fee                                      $ 4,842
Distribution fees - Class D                                      791
                                                      --------------
Total operating expenses                                                   5,633
                                                                     -----------
Net Investment Income                                                      7,878
                                                                     -----------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                    21,055
Change in net unrealized appreciation (depreciation)
   on investment securities                                  144,114
                                                      --------------
Net gain on investment securities                                        165,169
                                                                     -----------
Net increase in net assets resulting from operations                   $ 173,047
                                                                     ===========

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)
Statement of Changes in Net Assets for the period March 17, 1999
   (Commencement of Operations) to June 30, 1999




Increase (Decrease) in Net Assets
Operations
   Net investment income                                                 $ 7,878
   Net realized gain (loss) on investment securities                      21,055
   Change in net unrealized appreciation (depreciation)                  144,114
                                                                     -----------
   Net increase in net assets resulting from operations                  173,047
                                                                     -----------
Share Transactions - net increase
   Class D                                                             1,050,000
   Class I                                                             1,530,900
                                                                     -----------
Net increase in net assets resulting
   from share transactions                                             2,580,900
                                                                     -----------
   Total increase in net assets                                        2,753,947

Net Assets
   Beginning of period                                                        -
                                                                     -----------
   End of period [including accumulated undistributed net
      investment income of $7,878]                                   $ 2,753,947
                                                                     ===========

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)
Class D
Financial Highlights for the period March 17, 1999
   (Commencement of Operations) to June 30, 1999



Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.03
   Net realized and unrealized gain                         0.74
                                                   --------------
Total from investment operations                            0.77
                                                   --------------

Net asset value, end of period                           $ 10.77
                                                   ==============

Total Return (b)                                           7.70%

Ratios and Supplemental Data
Net assets, end of period (000)                           $1,130
Ratio of expenses to average net assets                    0.95%  (a)
Ratio of net investment income to
   average net assets                                      0.84%  (a)
Portfolio turnover rate                                   64.93%  (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

See accompanying notes which are an integral part of the financial statements

Industry Leaders Fund(R)
Class I
Financial Highlights for the period March 17, 1999
   (Commencement of Operations) to June 30, 1999



Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.04
   Net realized and unrealized gain                         0.73
                                                   --------------
Total from investment operations                            0.77
                                                   --------------

Net asset value, end of period                           $ 10.77
                                                   ==============

Total Return (b)                                           7.70%

Ratios and Supplemental Data
Net assets, end of period (000)                           $1,624
Ratio of expenses to average net assets                    0.70%  (a)
Ratio of net investment income to
   average net assets                                      1.39%  (a)
Portfolio turnover rate                                   64.93%  (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

                            Industry Leaders Fund(R)
                          Notes to Financial Statements
                                  June 30, 1999


NOTE 1.  ORGANIZATION

     Industry Leaders Fund(R) (the "Fund") was organized as a series of Industry Leaders Fund(R), a Delaware business trust (the "Trust), on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

     The Fund currently consists of two classes of shares, Class D and Class I, each of which has equal rights as to assets and voting privileges except that each class has different distribution expenses. Each class has exclusive voting rights with respect to its distribution plans.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Stocks are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Although the Fund does not anticipate holding securities for which market quotations are not readily available, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the "Board").

     Short-term cash management securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                            Industry Leaders Fund(R)
                          Notes to Financial Statements
                            June 30, 1999 - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

    The Fund subtracts the non-class specific liabilities of the Fund from the Fund's assets to determine its total assets. The fund then determines each class's proportionate interest in the Fund's net assets. The liabilities attributable to that class, including its Fund management and Distribution Plan fees, are then deducted and the resulting amount is divided by the number of shares of that class outstanding to produce its net asset value per share.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Redemption Fees - Class D shares held in the fund less than six months are subject to a redemption fee equal to 0.75% of an amount equal to the lesser of the net asset value at time of purchase of Class D shares being redeemed or the net asset value of such Class D shares at time of redemption. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Claremont Investment Partners(R) L.L.C. (the "Adviser") to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its Chief Executive Officer is Barry F. Sullivan. Barry F. Sullivan is the father of the Portfolio Manager, Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all

                            Industry Leaders Fund(R)
                          Notes to Financial Statements
                            June 30, 1999 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

of the expenses of the Fund. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 0.70% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses are paid by the Adviser. For the period from March 17, 1999 (commencement of operations) through June 30, 1999, the Adviser received a fee of $4,842 from the Fund. Certain officers and trustees of the Fund are also officers of the Advisor and shareholders of the Fund.

     On behalf of the Class D shares, the fund has adopted a distribution fee (the "Distribution Plan") under Rule 12b-1 of the 1940 Act. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class D Shares. For the period from March 17, 1999 (commencement of operations) through June 30, 1999, the Adviser received distribution fees of $791 from the Fund for expenses related to the sale of Fund shares.


NOTE 4.  SHARE TRANSACTIONS

     As of June 30, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 1999 was $2,580,900.

     Transactions in shares were as follows:

                                For the period March 17, 1999 (Commencement
                                      of Operations) to June 30, 1999
                                      Shares                 Dollars

Class D:
Shares sold                          105,000                $1,050,000
                                     =======                ==========
Class I
Shares sold                          150,769                $1,530,900
                                     =======                ==========

                            Industry Leaders Fund(R)
                          Notes to Financial Statements
                            June 30, 1999 - continued

NOTE 5.  INVESTMENTS

     For the period from March 17, 1999 (commencement of operations) through June 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $2,874,596 and $359,864, respectively. As of June 30, 1999, the gross unrealized appreciation for all securities totaled
$193,388 and the gross unrealized depreciation for all securities totaled $49,274 for a net unrealized appreciation of $144,114. The aggregate cost of securities for federal income tax purposes at June 30, 1999 was $2,548,362.


NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 1999, Barry F. Sullivan, Chief Executive Officer of Claremont Investment Partners, L.L.C. (the Adviser), and entities which the Adviser could be deemed to control or have investment discretion over, beneficially owned in aggregate more than 25% of the Fund.

NOTE 8. YEAR 2000 ISSUE

     Like other mutual funds, financial and business organizations and individuals around the world, the fund could be adversely affected if the computer systems used by the Adviser, Administrator or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Adviser and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Adviser cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

                            Industry Leaders Fund(R)
                          Notes to Financial Statements
                            June 30, 1999 - continued


NOTE 9.  SHAREHOLDER MEETING

     At a Special Meeting of Shareholders held on July 29, 1999, shareholders of the Fund approved an increase in the Fund's fundamental restriction on the maximum percentage of assets which it may invest in any one issuer from 2.25% to 2.75%.

     The fundamental investment restriction change was approved by 100% of the outstanding Class D Shares and 92.25% of outstanding Class I Shares. Of the 7.75% Class I Shares not voting in favor of the fundamental investment restriction change, none were present at the Special Meeting in person or by proxy. No Class I or Class D Shares voted against the proposal. No abstentions or broker non-votes were submitted.